Related Party Balances and Transactions (Details) - Schedule of Related Party Transactions - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Guangzhou Guangrui [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	[1]			$ 725,362
Guangzhou Jiatu Culture Media Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions			62,667
Stewart Lor [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		50,663	117,569
Yuxia XU [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		16,778	22,802
Shanghai Stamp Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions			1,771
Shanghai Yue See cultural development Co., LTD [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions		$ 4,195

[1]	As the disposal of Shantou Hongrui in February 2022, Guangzhou Guangrui was no longer considered as a related party.